Financial Assets and Financial Liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Financial Assets and Financial Liabilities [Line Items]
Accrued receivables	$ 15,877,895	$ 10,171,532
Percentage of discount rate	9.21%	8.46%
Contingent Consideration [Member]
Financial Assets and Financial Liabilities [Line Items]
Percentage of discount rate	8.46%	8.46%